ING LOGO AMERICAS US Legal Services
Anngharaad S. Reid Paralegal (860) 723-2275 Fax: (860) 723-2215 ReidA@ING-AFS.com

October 15, 2002	BY EDGARLINK

U.S. Securities and Exchange Commission 450 Fifth Street, N.W. Washington, DC 20549

Attention: Filing Desk

Re:

ReliaStar Select Variable Account of ReliaStar Life Insurance Company
Post-Effective Amendment No. 14 to the Registration Statement on Form N-4
Prospectus Title: SelectHAnnuity III
File Nos. 33-69892 and 811-04208
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Supplements to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 ("Amendment No. 14") for ReliaStar Select Variable Account of ReliaStar Life Insurance Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Amendment No. 14 of the Registrant's Registration Statement on Form N-4 which was declared effective on October 11, 2002. The text of Amendment No. 14 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-723-2275.

Sincerely,

/s/ Anngharaad S. Reid
Anngharaad S. Reid

Hartford Site 151 Farmington Avenue TS31 Hartford, CT 06156-8975	ING North American Insurance Corporation